Consolidated income statement - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Consolidated income statement
Revenue	€ 44,974	€ 43,666	€ 46,571
Cost of sales	(30,682)	(30,160)	(32,771)
Gross profit	14,292	13,506	13,800
Selling and distribution expenses	(3,814)	(3,891)	(4,011)
Administrative expenses	(5,810)	(5,410)	(5,116)
Net credit losses on financial assets	(660)	(575)	(528)
Share of results of equity accounted associates and joint ventures	(2,505)	(908)	(59)
Impairment loss	(1,685)	(3,525)
Other income/(expense)	4,281	(148)	213
Operating profit/(loss)	4,099	(951)	4,299
Non-operating expense	(3)	(7)	(32)
Investment income	248	433	685
Financing costs	(3,549)	(2,088)	(1,074)
Profit/(loss) before taxation	795	(2,613)	3,878
Income tax (expense)/credit	(1,250)	(1,496)	879
(Loss)/profit for the financial year from continuing operations	(455)	(4,109)	4,757
Loss for the financial year from discontinued operations		(3,535)	(1,969)
(Loss)/profit for the financial year	(455)	(7,644)	2,788
Attributable to:
Owners of the parent	(920)	(8,020)	2,439
Non-controlling interests	465	376	349
(Loss)/profit for the financial year	€ (455)	€ (7,644)	€ 2,788
(Loss)/earnings per share
Basic - From continuing operations (in eurocents per share)	€ (0.0313)	€ (0.1625)	€ 0.1587
Diluted - From continuing operations (in eurocents per share)	(0.0313)	(0.1625)	0.1582
Basic - Total Group (in eurocents per share)	(0.0313)	(0.2905)	0.0878
Diluted - Total Group (in eurocents per share)	€ (0.0313)	€ (0.2905)	€ 0.0876